Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Loan from banks and other (NIS)	$ 34,447	[1]	$ 31,714
Dividend payable to redeemable non-controlling interest (NIS)			2,341
Other long term debt	136		159
Long-term Debt, Excluding Current Maturities	34,583		34,214
Current maturities (NIS)	(6,769)		(4,458)
Long-term Debt, Total	$ 27,814		$ 29,756
Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	5.00%
Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	2.60%

[1]	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.